Securities Available for Sale (Tables)	12 Months Ended
Sep. 30, 2013
Securities Available for Sale [Abstract]
Available-for-Sale Securities [Table Text Block]

Securities available for sale as of September 30, 2013 and 2012 were as follows:

	Amortized Cost	Gross Unrealized Gains		Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2013
U.S. Government Agencies:
Due after five but within ten years	$14,990	$		$760	$14,230
Due after ten years but within fifteen years	5,000			404	4,596
Corporate bonds due after five years but within ten years	4,384			78	4,306
Municipal bonds:
Due within five years	988			8	980
Due after five years but within ten years	2,753		32	38	2,747
Mortgage-backed securities	13,497		203	139	13,561

	$41,612		$235	$1,427	$40,420

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2012
U.S. Government Agencies:
Due after five but within ten years	$18,981	$78	$	$19,059
Due after ten years but within fifteen years	5,000	29		5,029
Corporate bonds due after five years but within ten years	4,404	195		4,599

Municipal bonds:
Due after five years but within ten years	3,765	127		3,892
Mortgage-backed securities	15,409	373		15,782

	$47,559	$802	$	$48,361

Age of Unrealized Losses and Fair Value of Available-for-Sale Securities [Table Text Block]

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
September 30, 2013
U.S. Government Agencies	$18,826	$1,164	$—	$—	$18,826	$1,164
Corporate bonds	4,306	78			4,306	78
Municipal bonds	2,625	46			2,625	46
Mortgage-backed securities	4,353	139	—	—	4,353	139
	$30,110	$1,427	$—	$—	$30,110	$1,427